Schedule of Loss Carryforwards (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Loss Carryforwards 1		233
Taxation Schedule Of Loss Carryforwards 2	37
Taxation Schedule Of Loss Carryforwards 3		313
Taxation Schedule Of Loss Carryforwards 4	50
Taxation Schedule Of Loss Carryforwards 5		2,922
Taxation Schedule Of Loss Carryforwards 6	469
Taxation Schedule Of Loss Carryforwards 7		6,513
Taxation Schedule Of Loss Carryforwards 8	1,045
Taxation Schedule Of Loss Carryforwards 9		1,907
Taxation Schedule Of Loss Carryforwards 10	306
Taxation Schedule Of Loss Carryforwards 11		11,888
Taxation Schedule Of Loss Carryforwards 12	$ 1,907